Statement of Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data		Total	Series A-1 Convertible Preferred Stock	Series A-2 Convertible Preferred Stock	Series A-3 Convertible Preferred Stock	Series A-4 Convertible Preferred Stock	Series A-5 Convertible Preferred Stock	Series A-6 Convertible Preferred Stock	Series A Junior Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series C Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Comprehensive Income
Balance at Dec. 31, 2008		$ (74,996)							$ 93	$ 32,843	$ 87,352		$ 8,013	$ 247	$ (83,256)
Balance (in shares) at Dec. 31, 2008									61,664	1,599,997	10,146,629	320,424
Increase (Decrease) in Stockholders' Equity
Net loss		(15,089)													(15,089)	(15,089)
Unrealized gain from available-for-sale securities		(232)												(232)		(232)
Total comprehensive loss		(15,321)														(15,321)
Stock-based compensation expense		125											125
Balance at Dec. 31, 2009		(101,598)							93	35,470	96,131		3	15	(101,616)
Balance (in shares) at Dec. 31, 2009									61,664	1,599,997	10,146,629	320,424
Increase (Decrease) in Stockholders' Equity
Net loss		(14,630)													(14,630)	(14,630)
Unrealized gain from available-for-sale securities		(18)												(18)		(18)
Total comprehensive loss		(14,648)														(14,648)
Forced conversion of preferred stock to common stock										1,600	10,147	320
Issuance of preferred stock, net of issuance costs		2											2
Issuance of preferred stock, net of issuance costs (in shares)												2,383
Stock-based compensation expense		134											134
Balance at Dec. 31, 2010		(128,252)	0	0	0	0	0	0	93	38,309	105,434	0	3	(3)	(128,252)
Balance (in shares) at Dec. 31, 2010			0	0	0	0	0	0	61,664	1,599,997	10,146,629	322,807
Increase (Decrease) in Stockholders' Equity
Net loss		(22,597)													(22,597)	(22,597)
Unrealized gain from available-for-sale securities		3												3		3
Total comprehensive loss		(22,594)														(22,594)
Forced conversion of preferred stock to common stock		554							(33)	(296)	(225)		554
Forced conversion of preferred stock to common stock (in shares)									(21,661)	(177,697)	(314,496)	102,767
Recapitalization(1)	[1]	60,981		75,979	9,629	271			(60)	(39,183)	(108,425)		8,269		52,712
Recapitalization(1) (in shares)	[1]			983,208	142,227	3,998			(40,003)	(1,422,300)	(9,832,133)
Issuance of preferred stock, net of issuance costs		0	20,702				525	0
Issuance of preferred stock, net of issuance costs (in shares)			395,928				6,443	0
Accretion of dividends on preferred stock		(5,595)	325	772	112					1,170	3,216		(1,251)		(4,344)
Stock-based compensation expense		106											106
Stock options exercised		152											152
Stock options exercised (in shares)												166,070
Milestone payment settled in preferred stock		0	1,410
Milestone payment settled in preferred stock (in shares)			17,326
Balance at Jun. 30, 2011		$ (94,648)	$ 22,437	$ 76,751	$ 9,741	$ 271	$ 525	$ 0	$ 0	$ 0	$ 0	$ 0	$ 7,833	$ 0	$ (102,481)
Balance (in shares) at Jun. 30, 2011			413,254	983,208	142,227	3,998	6,443	0	0	0	0	591,644

[1]	The recapitalization includes the exchange of Series A, Series B and Series C shares for Series A-4, Series A-3, and Series A-2 shares, respectively, in addition to the 10:1 exchange of Series A-2, Series A-3, and Series A-4 preferred stock, which occurred in conjunction with the Merger, and is more fully described in Note 2.